Equity - Schedule of employee share compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	$ 59	$ 43	$ 58
Equity-settled plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	59	43	58
Executive share award plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	48	34	49
Executive share option plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	9	7	4
Savings Plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	$ 2	$ 2	$ 5